U. S. GOVERNMENT SECURITIES 10K (Tables)	12 Months Ended
Jan. 31, 2017
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2017		2016
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$456,058	$455,050	$5,740,659	$5,731,091

Due after one year	—	—	456,058	455,682

	$456,058	$455,050	$6,196,717	$6,186,773